Intangible Assets (Details) - Schedule of estimated annual amortization expense - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of estimated annual amortization expense [Abstract]
2021	¥ 4,076	$ 625
2022	4,076	625
2023	3,998	613
2024	3,998	613
2025	3,472	532
Thereafter	12,415	1,903
Total	¥ 32,035	$ 4,911